Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Beginning of the year	¥ 85,076	¥ 151,401
Additions	64,351	27,593
Disposals, net	(45,317)	(19,291)
Depreciation charge	(51,889)	(68,729)	¥ (106,118)
Disposal of subsidiaries (Note 12)	(7,400)
Exchange difference	86	281
End of the year	43,895	85,076	151,401
Continuing and Discontinued operations
Property and equipment
Depreciation charge	(52,901)	(74,908)	(119,309)
Gross carrying amount
Property and equipment
Beginning of the year	532,946
End of the year	470,037	532,946
Accumulated depreciation
Property and equipment
Beginning of the year	(445,930)
End of the year	(424,288)	(445,930)
Exchange difference
Property and equipment
Beginning of the year	1,940
End of the year	1,854	1,940
Office and telecommunication equipment
Property and equipment
Beginning of the year	25,246	41,855
Additions	2,146	2,987
Disposals, net	(1,438)	(877)
Disposal of subsidiaries (Note 12)	(1,623)
Exchange difference	9	42
End of the year	14,798	25,246	41,855
Office and telecommunication equipment | Continuing and Discontinued operations
Property and equipment
Depreciation charge	(9,542)	(18,761)
Office and telecommunication equipment | Gross carrying amount
Property and equipment
Beginning of the year	111,470
End of the year	90,947	111,470
Office and telecommunication equipment | Accumulated depreciation
Property and equipment
Beginning of the year	(83,610)
End of the year	(73,544)	(83,610)
Office and telecommunication equipment | Exchange difference
Property and equipment
Beginning of the year	2,614
End of the year	2,605	2,614
Right-of-use properties
Property and equipment
Beginning of the year	48,572	89,574
Additions	58,238	21,612
Disposals, net	(43,879)	(17,718)
Disposal of subsidiaries (Note 12)	(5,777)
Exchange difference	35	186
End of the year	23,706	48,572	89,574
Right-of-use properties | Continuing and Discontinued operations
Property and equipment
Depreciation charge	(33,483)	(45,082)
Right-of-use properties | Gross carrying amount
Property and equipment
Beginning of the year	303,092
End of the year	256,740	303,092
Right-of-use properties | Accumulated depreciation
Property and equipment
Beginning of the year	(255,879)
End of the year	(234,428)	(255,879)
Right-of-use properties | Exchange difference
Property and equipment
Beginning of the year	(1,359)
End of the year	(1,394)	(1,359)
Leasehold improvements
Property and equipment
Beginning of the year	11,258	19,972
Additions	3,967	2,994
Disposals, net		(696)
Exchange difference	42	53
End of the year	5,391	11,258	¥ 19,972
Leasehold improvements | Continuing and Discontinued operations
Property and equipment
Depreciation charge	(9,876)	(11,065)
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning of the year	118,384
End of the year	122,350	118,384
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning of the year	(106,441)
End of the year	(116,316)	(106,441)
Leasehold improvements | Exchange difference
Property and equipment
Beginning of the year	685
End of the year	¥ 643	¥ 685